Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 7,379	$ 26,670	$ 5,321
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(6,998)	(7,881)	2,544
Depreciation	576	880	1,091
Amortization of discounts, net	18	80	98
Amortization of deferred loan fees	(340)	(249)	(528)
Amortization of mortgage servicing rights	517	592	732
Capitalized mortgage servicing rights	(316)	(568)	(979)
Deferred income tax expense (benefit)	4,566	(14,464)	0
(Gains) losses on sales of real estate and premises	(1,194)	(830)	181
Gain on sales of loans	(1,828)	(2,102)	(3,574)
Proceeds from sales of loans held for sale	56,040	84,718	131,494
Disbursements on loans held for sale	(41,557)	(69,347)	(118,661)
Amortization of restricted stock awards	240	202	233
Amortization of unearned ESOP shares	194	193	194
Cancellation of vested restricted stock awards	0	(119)	0
Earned ESOP shares priced above (below) original cost	53	(21)	(162)
Stock option compensation expense	1	4	7
Gain on sale of branch office	0	0	(552)
Decrease in accrued interest receivable	240	65	431
Decrease in accrued interest payable	(53)	(101)	(533)
(Increase) decrease in other assets	(444)	842	696
(Decrease) increase in other liabilities	(265)	364	(1,776)
Other, net	515	64	580
Net cash provided by operating activities	17,344	18,992	16,837
Cash flows from investing activities:
Principal collected on securities available for sale	2,148	4,933	9,770
Proceeds collected on maturity of securities available for sale	125,000	21,000	108,000
Purchases of securities available for sale	(157,004)	(49,090)	(78,072)
Purchase of Federal Home Loan Bank stock	0	(178)	0
Redemption of Federal Home Loan Bank stock	7	3,457	159
Proceeds from sales of real estate and premises	4,816	5,786	7,503
Net decrease in loans receivable	13,455	63,814	89,591
Payment on sale of branch office	0	0	(36,981)
Purchases of premises and equipment	(847)	(425)	(295)
Net cash (used) provided by investing activities	(12,425)	49,297	99,675
Cash flows from financing activities:
(Decrease) increase in deposits	(57,182)	38,953	(100,591)
Redemption of preferred stock	(16,000)	0	0
Dividends paid to preferred stockholders	(5,964)	0	0
Proceeds from borrowings	0	12,000	1
Repayment of borrowings	0	(82,000)	(1)
Increase (decrease) in customer escrows	175	(216)	(101)
Net cash used by financing activities	(78,971)	(31,263)	(100,692)
(Decrease) increase in cash and cash equivalents	(74,052)	37,026	15,820
Cash and cash equivalents, beginning of year	120,686	83,660	67,840
Cash and cash equivalents, end of year	46,634	120,686	83,660
Supplemental cash flow disclosures:
Cash paid for interest	1,264	3,390	7,672
Cash paid for income taxes	0	205	60
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	13,243	12,183	8,196
Transfer of loans to real estate	$ 142	$ 1,563	$ 2,225